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                  PROSPECTUS SUPPLEMENT DATED DECEMBER 15, 2003

               THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES

THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2003, AS SUPPLEMENTED JUNE 2, 2003 AND OCTOBER 1, 2003

THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2003, AS SUPPLEMENTED MARCH 17, 2003

THE HARTFORD SMALL CAP, MID CAP & MULTI CAP FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2003, AS SUPPLEMENTED MARCH 17, 2003

THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS Y SHARES, DATED MARCH 1, 2003, AS SUPPLEMENTED APRIL 11, 2003, JUNE 2, 2003 AND OCTOBER 1, 2003

THE HARTFORD FIXED INCOME FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2003, AS SUPPLEMENTED MARCH 17, 2003

THE HARTFORD GLOBAL/INTERNATIONAL FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2003, AS SUPPLEMENTED MARCH 17, 2003

THE HARTFORD MONEY MARKET FUND

The second paragraph under the heading "Principal Investment Strategy" is deleted in its entirety and the following is inserted:

      "The fund may invest up to 100% of its assets in foreign issuers."

THE HARTFORD CAPITAL APPRECIATION FUND

The last sentence in the first paragraph under the heading "Principal Investment Strategy" is deleted and replaced by the following:

      "The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities."

THE HARTFORD VALUE OPPORTUNITIES FUND

The information immediately following Value Opportunities Fund under the heading of "Management of the Funds" is deleted and the following is inserted:

      "The fund has been managed since its inception by Wellington Management using a team specializing in all-cap value investing."
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THE HARTFORD SHORT DURATION FUND

The third and fourth sentences of the first paragraph under the heading "Principal Investment Strategy" are hereby deleted and replaced by the following:

      "The fund will maintain an average credit quality of at least "Baa3" by Moody's and a dollar weighted average duration and average maturity of less than 3 years."

TRANSACTION POLICIES

The heading in each prospectus entitled "Right to Reject Purchase Orders/Market Timing" is deleted in its entirety and the following is inserted:

      "RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS"

The first sentence in each prospectus under the heading "Right to Reject Purchase Orders/Market Timing" is deleted in its entirety and the following is inserted:

      "The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Because excessive account transactions can disrupt the management of the funds, negatively affect the funds' performance and increase transaction costs for all shareholders, the funds limit account activity as follows:"

The following paragraph is added to the end of the section in each prospectus under the heading "Right to Reject Purchase Orders/Market Timing":

      "Some investors purchase or sell shares of the funds through financial intermediaries and omnibus accounts that aggregate the orders of several investors and forward the aggregate orders to the funds. Because the funds receive aggregate purchase and sales orders from the financial intermediaries and omnibus accounts, the funds cannot always know or reasonably detect excessive trading by investors that enter orders through these intermediaries or omnibus accounts."


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